UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
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                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296
                                   --------------------------------------------

                               BARON SELECT FUNDS
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Patrick M. Patalino, Esq.
c/o Baron Select Funds, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  September 30, 2007
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
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information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

Shares                                                                   Cost                       Value
--------------------------------------------------------------------------------------------------------------------------
Common Stocks (111.30%)
--------------------------------------------------------------------------------------------------------------------------

              Advertising Services (1.11%)
  1,100,000   JC Decaux SA(2)                                       $  34,371,664               $  38,637,280

              Apparel (1.12%)
    499,990   Polo Ralph Lauren, Corp., Cl A                           39,256,156                  38,874,222

              Business Services (11.73%)
  1,600,000   ChoicePoint, Inc.(1)(4)                                  52,309,095                  60,672,000
  1,525,000   Ecolab, Inc.                                             66,660,311                  71,980,000
  1,200,000   FactSet Research Systems, Inc.                           72,607,427                  82,260,000
  3,850,000   Iron Mountain, Inc.(1)                                   78,864,140                 117,348,000
 18,000,000   Li & Fung, Ltd.(2)                                       56,771,588                  76,404,600
                                                                     ------------                ------------
                                                                      327,212,561                 408,664,600

              Distribution (6.70%)
  2,800,000   Fastenal Co.                                            109,385,355                 127,148,000
  2,100,000   MSC Industrial Direct Co., Inc., Cl A                   106,085,782                 106,239,000
                                                                     ------------                ------------
                                                                      215,471,137                 233,387,000

              Education (0.77%)
    160,000   Strayer Education, Inc.                                  16,954,684                  26,980,800

              Energy Services (2.45%)
  2,600,000   Helmerich & Payne, Inc.                                  70,366,924                  85,358,000

              Financial Services - Asset Management (7.61%)
  1,214,000   AllianceBernstein Holding L.P.                           64,782,669                 106,916,980
    750,000   Apollo Global Management LLC, Cl A 144A                  18,000,000                  18,750,000
    525,000   Brookfield Asset Management, Inc., Cl A(2)               18,887,520                  20,212,500
  1,900,000   Eaton Vance Corp.                                        64,911,500                  75,924,000
    700,000   Nuveen Investments, Inc., Cl A                           23,669,482                  43,358,000
                                                                     ------------                ------------
                                                                      190,251,171                 265,161,480

              Financial Services - Brokerage & Exchanges (11.16%)
  5,050,000   Charles Schwab Corp.                                     52,270,755                 109,080,000
    278,600   CME Group, Inc. (formerly Chicago Mercantile
              Exchange Holdings, Inc., Cl A)                           99,927,337                 163,635,710
  4,175,000   Jefferies Group, Inc.                                   100,297,293                 116,190,250
                                                                     ------------                ------------
                                                                      252,495,385                 388,905,960
              Financial Services - Insurance (2.45%)
  1,150,000   Arch Capital Group, Ltd.(1)(2)                           56,427,504                  85,571,500

              Gaming Services (1.89%)
  1,750,000   Scientific Games Corp., Cl A(1)                          55,462,554                  65,800,000

              Healthcare Facilities (5.52%)
  1,000,000   Brookdale Senior Living, Inc.                            40,189,610                  39,810,000
    250,000   Community Health Systems, Inc.(1)                         8,295,641                   7,860,000
  2,250,000   Manor Care, Inc.                                         86,303,305                 144,900,000
                                                                     ------------                ------------
                                                                      134,788,556                 192,570,000

              Healthcare Products (6.88%)
  2,342,800   Edwards Lifesciences Corp.(1)                           114,373,208                 115,523,468
  2,000,000   Varian Medical Systems, Inc.(1)                          93,669,118                  83,780,000
    500,000   Zimmer Holdings, Inc.(1)                                 30,747,962                  40,495,000
                                                                     ------------                ------------
                                                                      238,790,288                 239,798,468

              Healthcare Services (2.05%)
  3,300,000   HLTH Corp.(1)                                            49,347,494                  46,761,000
    425,000   Quest Diagnostics, Inc.                                  21,892,801                  24,552,250
                                                                     ------------                 -----------
                                                                       71,240,295                  71,313,250

              Information Technology Services (3.20%)
  2,400,000   CheckFree Corp.(1)                                       91,226,824                 111,696,000

              Infrastructure (1.48%)
  1,475,000   AECOM Technology Corp.(1)                                41,811,448                  51,521,750

              Real Estate (1.18%)
    550,000   CoStar Group, Inc.(1)                                    21,612,360                  29,397,500
    215,000   Forest City Enterprises, Inc., Cl A                      12,411,686                  11,859,400
                                                                      -----------                 -----------
                                                                       34,024,046                  41,256,900

Shares                                                                   Cost                       Value
--------------------------------------------------------------------------------------------------------------------------
Common Stocks (111.30%)(continued)
--------------------------------------------------------------------------------------------------------------------------

              Real Estate - REITs (6.71%)
    249,000   AvalonBay Communities, Inc.                              26,487,851                  29,396,940
    400,000   Boston Properties, Inc.                                  30,599,776                  41,560,000
  1,600,000   Douglas Emmett, Inc.                                     39,789,684                  39,568,000
    500,000   General Growth Properties, Inc.                          16,096,149                  26,810,000
    650,000   Kimco Realty Corp.                                       17,349,570                  29,386,500
    350,000   SL Green Realty Corp.                                    47,006,995                  40,869,500
    240,000   Vornado Realty Trust                                     26,152,495                  26,244,000
                                                                      -----------                 -----------
                                                                      203,482,520                 233,834,940

              Recreation and Resorts (18.49%)
  2,875,000   Boyd Gaming Corp.                                       117,749,005                 123,193,750
  1,200,000   Las Vegas Sands Corp.(1)                                 53,912,227                 160,104,000
  1,850,000   Penn National Gaming, Inc.(1)                            65,790,607                 109,187,000
  1,600,000   Wynn Resorts, Ltd.(1)                                    47,580,202                 252,096,000
                                                                      -----------                 -----------
                                                                      285,032,041                 644,580,750

              Retail - Consumer Staples (5.76%)
  4,100,000   Whole Foods Market, Inc.                                186,164,776                 200,736,000

              Retail - Specialty Stores (7.64%)
    400,000   Blue Nile, Inc.(1)                                       10,471,387                  37,648,000
  3,200,000   CarMax, Inc.(1)                                          65,578,444                  65,056,000
    500,000   Coach, Inc.(1)                                           24,003,105                  23,635,000
  1,100,000   Dick's Sporting Goods, Inc.(1)                           35,011,481                  73,865,000
    500,000   J. Crew Group, Inc.(1)                                   20,816,466                  20,750,000
  1,250,000   Penske Automotive Group, Inc.                            25,714,360                  25,300,000
    915,230   Urban Outfitters, Inc.(1)                                20,360,630                  19,952,014
                                                                      -----------                 -----------
                                                                      201,955,873                 266,206,014

              Transportation (3.27%)
    880,000   C. H. Robinson Worldwide, Inc.                           24,227,605                  47,775,200
  1,400,000   Expeditors International of Washington, Inc.             47,170,839                  66,220,000
                                                                    -------------               -------------
                                                                       71,398,444                 113,995,200

              Utility Services (2.13%)
  1,500,000   ITC Holdings Corp.                                       47,510,701                  74,325,000
                                                                    -------------               -------------

Total Common Stocks                                                 2,865,695,552               3,879,175,114
-------------------------------------------------------------------------------------------------------------
Private Equity Investments (1.55%)
-------------------------------------------------------------------------------------------------------------
              Recreation and Resorts
  1,250,000   Fontainebleau Resorts, LLC(1)(3)                         15,000,000                  15,000,000
  3,900,000   Kerzner Intl. Holdings, Ltd., Cl A(1)(2)(3)              39,000,000                  39,000,000
                                                                    -------------               -------------
Total Private Equity Investments                                       54,000,000                  54,000,000
                                                                    -------------               -------------

Principal
Amount                                                                   Cost                        Value
-------------------------------------------------------------------------------------------------------------
Short Term Investments (0.18%)
-------------------------------------------------------------------------------------------------------------
              Short Term Money Market Instruments
$ 6,260,261   Repurchase Agreement
               with Fixed Income
               Clearing Corp., dated
               09/28/2007, 3.85%
               due 10/01/2007;
               Proceeds at maturity -
               $6,262,269; (Fully
               collateralized by U.S.
               Treasury Note,
               4.625% due
               02/15/2017; Market
               value $6,387,550)                                $       6,260,261               $   6,260,261
                                                                    -------------               -------------

Total Investments (113.03%) (5)                                 $   2,925,955,813               3,939,435,375
                                                                    =============
Liabilities Less Cash and Other Assets (-13.03%)                                                 (454,278,634)
                                                                                               ===============

Net Assets (Equivalent to $26.47 per
 share based on 131,685,255 shares
 outstanding)                                                                                  $3,485,156,741
                                                                                               ==============

-----------------
%     Represents percentage of net assets.
(1)   Non-income producing securities.
(2)   Foreign domiciled corporation.
(3)   Restricted and fair valued Securities.

(4) Represents securities or a portion thereof, in segregated custodian account.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(5) For Federal income tax purposes the cost basis is $2,927,166,325. Aggregate unrealized appreciation and depreciation of investments are $1,060,669,196 and $48,400,146, respectively.

SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Select Funds




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer

                                  Date:  November 29, 2007




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer



                                  By: /s/Peggy Wong
                                     ------------------------------------------
                                         Peggy Wong
                                         Treasurer and Chief Financial Officer

                                  Date:  November 29, 2007